Fair Value Measurements - Company's recurring measurements for assets and liabilities at fair value (Details) - USD ($) $ in Thousands	2 Months Ended	7 Months Ended
	Sep. 30, 2023	Jul. 21, 2023
Convertible notes
Recurring measurements for assets and liabilities at fair value
Balance at the beginning		$ 131,292
Issuance of convertible notes / Additions		14,000
Change in fair value		3,528
Conversion to common shares		$ (148,820)
Balance at the end
Warrant Liabilities
Recurring measurements for assets and liabilities at fair value
Issuance of convertible notes / Additions	$ 3,765
Change in fair value	(1,593)
Balance at the end	2,172
Contingent consideration
Recurring measurements for assets and liabilities at fair value
Issuance of convertible notes / Additions	144,220
Change in fair value	(69,715)
Balance at the end	74,505
Forward Purchase Agreement and Make Whole Derivative
Recurring measurements for assets and liabilities at fair value
Issuance of convertible notes / Additions	32,677
Change in fair value	15,776
Balance at the end	$ 48,453